Related Party Transactions (Details) - USD ($)	2 Months Ended	6 Months Ended
	Dec. 31, 2017	Jun. 30, 2018
Related Party Transactions (Textual)
Outstanding advances from stockholder	$ 28,728	$ 1,065
Advances from stockholder	$ 28,728	$ 210,564